Segment Information (Tables)	9 Months Ended
Sep. 30, 2026
Segment Reporting [Abstract]
Schedule of summarized segment information
Presented in the tables below is summarized segment information:

	As of or for the Three Months Ended September 30, 2026
	Regulated Businesses	Other	Consolidated
Operating revenues	$1,403	$107	$1,510
Less:
Operation and maintenance (a)	440	91	531
Other segment items (b)	68	3	71
Depreciation and amortization	242	3	245
Interest expense	131	36	167
Interest income	(1)	(2)	(3)
Provision for (benefit from) income taxes	116	(4)	112

Net income (loss) attributable to common shareholders	$407	$(20)	$387

Total assets	$35,136	$2,091	$37,227
Cash paid for capital expenditures	$879	$9	$888

(a)	Significant segment expense.
(b)
Other segment items included in segment net income includes General taxes, Other operating expenses, Non-operating benefit costs, net, and Other income (expense), net, primarily Allowance for other funds used during construction.

	As of or for the Three Months Ended September 30, 2025
	Regulated Businesses	Other	Consolidated
Operating revenues	$1,343	$108	$1,451
Less:
Operation and maintenance (a)	433	90	523
Other segment items (b)	70	3	73
Depreciation and amortization	224	2	226
Interest expense	122	36	158
Interest income	(1)	(22)	(23)
Provision for income taxes	112	3	115

Net income (loss) attributable to common shareholders	$383	$(4)	$379

Total assets	$31,874	$2,874	$34,748
Cash paid for capital expenditures	$792	$5	$797

(a)	Significant segment expense.
(b)
Other segment items included in segment net income includes General taxes, Other operating expenses, Non-operating benefit costs, net, and Other income (expense), net, primarily Allowance for other funds used during construction.

	As of or for the Nine Months Ended September 30, 2026
	Regulated Businesses	Other	Consolidated
Operating revenues	$3,782	$290	$4,072
Less:
Operation and maintenance (a)	1,266	239	1,505
Other segment items (b)	204	(1)	203
Depreciation and amortization	714	8	722
Interest expense	384	113	497
Interest income	(5)	(13)	(18)
Provision for (benefit from) income taxes	273	(8)	265

Net income (loss) attributable to common shareholders	$946	$(48)	$898

Total assets	$35,136	$2,091	$37,227
Cash paid for capital expenditures	$2,388	$19	$2,407

(a)	Significant segment expense.

(b)
Other segment items included in segment net income includes General taxes, Other operating expenses,
Non-operating
benefit costs, net, and Other income (expense), net, primarily Allowance for other funds used during construction.

	As of or for the Nine Months Ended September 30, 2025
	Regulated Businesses	Other	Consolidated
Operating revenues	$3,570	$299	$3,869
Less:
Operation and maintenance (a)	1,234	237	1,471
Other segment items (b)	205	4	209
Depreciation and amortization	654	9	663
Interest expense	352	101	453
Interest income	(3)	(64)	(67)
Provision for income taxes	256	11	267

Net income attributable to common shareholders	$872	$1	$873

Total assets	$31,874	$2,874	$34,748
Cash paid for capital expenditures	$2,070	$8	$2,078

(a)	Significant segment expense.

(b)
Other segment items included in segment net income includes General taxes, Other operating expenses,
Non-operating
benefit costs, net, and Other income (expense), net, primarily Allowance for other funds used during construction.